Debt - ABL Facility (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 30, 2017	Dec. 29, 2016
ABL Facility
Line of Credit Facility [Line Items]
Revolving Line of Credit			$ 200,000,000
Eligible Percent Of Trade Receivables			85.00%
Debt Instrument Variable Rate Floor			1.00%
Available borrowing capacity			$ 121,719,000
Outstanding letters of credit			$ 10,119,000
Borrowing Requirement Of Credit Facility Percent Of Availability			90.00%
Financial Maintenance Covenants			$ 0
ABL Facility | Standby Letters of Credit [Member]
Line of Credit Facility [Line Items]
Revolving Line of Credit			$ 30,000,000
Base Rate [Member] | Minimum
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)	2.00%	2.75%
Base Rate [Member] | Maximum
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)	2.50%	3.25%
Base Rate [Member] | ABL Facility | Minimum
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)			0.25%
Base Rate [Member] | ABL Facility | Maximum
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)			0.50%
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument Variable Rate Floor	1.00%
London Interbank Offered Rate (LIBOR) [Member] | Minimum
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)	3.00%	3.75%
London Interbank Offered Rate (LIBOR) [Member] | Maximum
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)	3.50%	4.25%
London Interbank Offered Rate (LIBOR) [Member] | ABL Facility | Minimum
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)			1.25%
London Interbank Offered Rate (LIBOR) [Member] | ABL Facility | Maximum
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)			1.50%
Federal Funds Rate [Member] | ABL Facility
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)			0.50%